INCOME TAXES - ADDITIONAL INFORMATION (Details) $ in Millions	12 Months Ended				132 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 USD ($) countries audit	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2018 USD ($) countries	Jun. 30, 2037 USD ($)	Jan. 01, 2018
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		28.10%	35.00%	35.00%
Income Tax Expense (Benefit)		$ 3,465	$ 3,063	$ 3,342
Deferred Federal Income Tax Expense (Benefit)		(1,989)	28	33
Income Tax Effects Allocated Directly to Equity		342	333
Deferred Tax Liabilities, Undistributed Foreign Earnings		33,000			$ 33,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 251			$ 251
Number of Countries With On The Ground Operations | countries		70			70
Number of Income Tax Jurisdiction | countries		150			150
Open Tax Year					2008
Unrecognized Tax Benefits, Interest on Income Taxes Accrued		$ 99	100	323	$ 99
Unrecognized Tax Benefits, Income Tax Penalties Accrued		15	20	20	15
Unrecognized Tax Benefits, Interest on Income Taxes Expense		(22)	62	2
Unrecognized Tax Benefits, Income Tax Penalties Expense		(5)	0	$ (2)
Operating Loss Carryforwards		$ 3,500	$ 3,300		3,500
Minimum
Number of Jurisdictional Audits | audit		40
Maximum
Number of Jurisdictional Audits | audit		50
U.S. Tax Cuts and Jobs Act, Effective 2018
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		28.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Base Rate, Percent							21.00%
Income Tax Expense (Benefit)		$ 602
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount		3,800
Deferred Federal Income Tax Expense (Benefit)		3,200
Net Operating Loss, Expiring Within 20 Years | Minimum
Operating Loss Carryforwards		1,200			1,200
Net Operating Loss, Indefinite Life
Operating Loss Carryforwards		$ 2,300			$ 2,300
Subsequent Event | U.S. Tax Cuts and Jobs Act, Effective 2018
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Subsequent Event | Net Operating Loss, Expiring Within 20 Years | Maximum
Operating Loss Carryforwards						$ 1,200